Quarterly Holdings Report
for
Fidelity® Dividend ETF for Rising Rates
October 31, 2023
T19-NPRT1-1223
1.9880053.107
Common Stocks - 99.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.2%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.	194,683	2,998,118
Verizon Communications, Inc.	104,387	3,667,115
		6,665,233
Entertainment - 0.9%
Electronic Arts, Inc.	20,827	2,578,174
Warner Music Group Corp. Class A	55,200	1,727,760
		4,305,934
Media - 4.0%
Cable One, Inc. (a)	2,428	1,335,084
Comcast Corp. Class A	106,760	4,408,120
Fox Corp. Class A	63,187	1,920,253
Interpublic Group of Companies, Inc.	56,985	1,618,374
News Corp. Class A	100,209	2,072,322
Nexstar Broadcasting Group, Inc. Class A	9,940	1,392,395
Omnicom Group, Inc.	24,594	1,842,337
Paramount Global Class B (a)	86,403	940,065
TEGNA, Inc.	101,569	1,473,766
The New York Times Co. Class A	56,866	2,292,268
		19,294,984
TOTAL COMMUNICATION SERVICES		30,266,151
CONSUMER DISCRETIONARY - 8.7%
Automobiles - 0.7%
Ford Motor Co.	324,210	3,161,048
Broadline Retail - 0.5%
Kohl's Corp. (a)	115,541	2,605,450
Hotels, Restaurants & Leisure - 2.3%
McDonald's Corp.	24,590	6,446,760
Starbucks Corp.	50,994	4,703,687
		11,150,447
Household Durables - 1.1%
Newell Brands, Inc.	240,819	1,618,304
Vistry Group PLC	398,768	3,421,067
		5,039,371
Specialty Retail - 3.1%
Best Buy Co., Inc.	45,166	3,017,992
Lowe's Companies, Inc.	25,863	4,928,712
The Home Depot, Inc.	25,178	7,167,925
		15,114,629
Textiles, Apparel & Luxury Goods - 1.0%
NIKE, Inc. Class B	47,007	4,830,909
TOTAL CONSUMER DISCRETIONARY		41,901,854
CONSUMER STAPLES - 6.9%
Beverages - 2.4%
PepsiCo, Inc.	35,625	5,816,850
The Coca-Cola Co.	100,546	5,679,844
		11,496,694
Consumer Staples Distribution & Retail - 0.6%
Target Corp.	27,634	3,061,571
Food Products - 0.5%
Tyson Foods, Inc. Class A	48,568	2,251,127
Household Products - 1.6%
Procter & Gamble Co.	52,296	7,845,969
Personal Care Products - 0.2%
Kenvue, Inc.	38,856	722,722
Tobacco - 1.6%
Altria Group, Inc.	86,022	3,455,504
Philip Morris International, Inc.	48,932	4,362,777
		7,818,281
TOTAL CONSUMER STAPLES		33,196,364
ENERGY - 4.9%
Oil, Gas & Consumable Fuels - 4.9%
Chevron Corp.	32,317	4,709,556
ConocoPhillips Co.	29,527	3,507,808
Coterra Energy, Inc.	68,160	1,874,400
Devon Energy Corp.	32,139	1,496,713
EOG Resources, Inc.	19,303	2,437,004
Exxon Mobil Corp.	68,123	7,210,820
Pioneer Natural Resources Co.	9,664	2,309,696
		23,545,997
FINANCIALS - 13.8%
Banks - 7.7%
Bank of America Corp.	203,496	5,360,085
Citigroup, Inc.	101,950	4,026,006
ING Groep NV (Certificaten Van Aandelen)	285,306	3,627,265
Intesa Sanpaolo SpA	1,476,380	3,833,451
JPMorgan Chase & Co.	67,938	9,447,458
KBC Group NV	52,500	2,880,061
Truist Financial Corp.	96,514	2,737,137
Wells Fargo & Co.	135,140	5,374,518
		37,285,981
Capital Markets - 0.9%
Blackstone, Inc.	49,069	4,531,522
Financial Services - 3.1%
The Western Union Co.	375,199	4,235,997
Visa, Inc. Class A	45,170	10,619,467
		14,855,464
Insurance - 1.6%
American Financial Group, Inc.	30,360	3,320,170
Old Republic International Corp.	154,007	4,216,712
		7,536,882
Mortgage Real Estate Investment Trusts - 0.5%
Annaly Capital Management, Inc.	170,687	2,664,424
TOTAL FINANCIALS		66,874,273
HEALTH CARE - 13.8%
Biotechnology - 3.2%
AbbVie, Inc.	58,858	8,309,572
Amgen, Inc.	27,791	7,106,159
		15,415,731
Health Care Equipment & Supplies - 1.1%
Medtronic PLC	75,909	5,356,139
Health Care Providers & Services - 2.6%
UnitedHealth Group, Inc.	23,349	12,504,790
Pharmaceuticals - 6.9%
Bristol-Myers Squibb Co.	98,430	5,072,098
GSK PLC	289,723	5,123,699
Johnson & Johnson	61,001	9,048,888
Merck & Co., Inc.	83,199	8,544,537
Pfizer, Inc.	190,066	5,808,417
		33,597,639
TOTAL HEALTH CARE		66,874,299
INDUSTRIALS - 8.6%
Aerospace & Defense - 0.9%
RTX Corp.	56,013	4,558,898
Air Freight & Logistics - 0.8%
United Parcel Service, Inc. Class B	28,186	3,981,273
Ground Transportation - 1.1%
Union Pacific Corp.	24,736	5,135,441
Industrial Conglomerates - 2.2%
3M Co.	36,659	3,334,136
Honeywell International, Inc.	25,988	4,762,561
Jardine Matheson Holdings Ltd.	65,128	2,634,428
		10,731,125
Machinery - 1.0%
Caterpillar, Inc.	21,348	4,825,715
Marine Transportation - 2.0%
A.P. Moller - Maersk A/S Series B	1,484	2,464,104
Mitsui OSK Lines Ltd.	138,400	3,548,530
Nippon Yusen KK	142,800	3,467,104
		9,479,738
Professional Services - 0.6%
Randstad NV	52,970	2,734,517
TOTAL INDUSTRIALS		41,446,707
INFORMATION TECHNOLOGY - 28.6%
Communications Equipment - 1.8%
Cisco Systems, Inc.	163,181	8,506,626
Electronic Equipment, Instruments & Components - 0.9%
Corning, Inc.	157,046	4,202,551
IT Services - 1.5%
IBM Corp.	51,210	7,407,014
Semiconductors & Semiconductor Equipment - 6.7%
Broadcom, Inc.	14,236	11,977,743
Intel Corp.	231,917	8,464,971
Qualcomm, Inc.	54,279	5,915,868
Texas Instruments, Inc.	41,035	5,827,380
		32,185,962
Software - 8.4%
Microsoft Corp.	120,259	40,660,769
Technology Hardware, Storage & Peripherals - 9.3%
Apple, Inc.	236,170	40,330,751
HP, Inc.	184,939	4,869,444
		45,200,195
TOTAL INFORMATION TECHNOLOGY		138,163,117
MATERIALS - 2.9%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	6,798	1,920,027
Dow, Inc.	28,274	1,366,765
Linde PLC	10,039	3,836,504
LyondellBasell Industries NV Class A	15,123	1,364,700
The Mosaic Co.	26,765	869,327
		9,357,323
Containers & Packaging - 0.7%
Amcor PLC	112,491	1,000,045
International Paper Co.	31,949	1,077,640
Packaging Corp. of America	9,021	1,380,664
		3,458,349
Metals & Mining - 0.3%
Newmont Corp.	32,184	1,205,934
TOTAL MATERIALS		14,021,606
REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.6%
American Tower Corp.	10,853	1,933,896
Crown Castle International Corp.	12,670	1,178,057
Healthcare Trust of America, Inc.	52,742	756,848
Medical Properties Trust, Inc. (a)	89,076	425,783
Omega Healthcare Investors, Inc.	37,995	1,257,635
Prologis (REIT), Inc.	20,172	2,032,329
Public Storage	5,480	1,308,131
Realty Income Corp.	23,830	1,129,065
Simon Property Group, Inc.	12,325	1,354,394
Weyerhaeuser Co.	39,162	1,123,558
		12,499,696
UTILITIES - 2.6%
Electric Utilities - 2.2%
American Electric Power Co., Inc.	18,545	1,400,889
Duke Energy Corp.	21,130	1,878,246
Edison International	21,142	1,333,215
NextEra Energy, Inc.	41,249	2,404,817
NRG Energy, Inc.	34,588	1,465,839
Southern Co.	30,664	2,063,687
		10,546,693
Independent Power and Renewable Electricity Producers - 0.2%
Clearway Energy, Inc. Class C	33,503	727,350
Multi-Utilities - 0.2%
Dominion Energy, Inc.	28,946	1,167,103
TOTAL UTILITIES		12,441,146
TOTAL COMMON STOCKS (Cost $491,991,603)		481,231,210

Money Market Funds - 1.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (b)	722,131	722,275
Fidelity Securities Lending Cash Central Fund 5.40% (b)(c)	4,024,373	4,024,775
TOTAL MONEY MARKET FUNDS (Cost $4,747,050)		4,747,050

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $496,738,653)	485,978,260
NET OTHER ASSETS (LIABILITIES) - (0.6)% (d)	(3,062,130)
NET ASSETS - 100.0%	482,916,130

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	7	Dec 2023	1,474,288	(64,636)	(64,636)

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Investment made with cash collateral received from securities on loan.
(d)	Includes $78,400 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	2,062,133	6,259,716	7,599,574	23,688	-	-	722,275	0.0%
Fidelity Securities Lending Cash Central Fund 5.40%	6,087,575	21,840,506	23,903,306	8,968	-	-	4,024,775	0.0%
Total	8,149,708	28,100,222	31,502,880	32,656	-	-	4,747,050

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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